Investment Risks	Dec. 31, 2024
(AZL® S&P 500 Index Fund) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk — To the extent the Fund becomes non-diversified, the Fund may invest a larger percentage of its assets in securities issued by or representing a small number of issuers than can a diversified fund. As a result, the Fund’s shares may experience greater price volatility and the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers, which may negatively impact the Fund’s performance.